Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net (loss) Income (thousands)	Company Selected Measure - Adjusted EBITDA (5)
Year					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)
2022	$4,117,991	$(4,960,134)	$834,842	$(663,048)	$34.98	$41.23	$(5,622)	$34,542
2021	$32,246,658	$22,384,305	$4,957,820	$3,778,075	$94.81	$100	$98,838	$110,699

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Lorber is the principal executive officer (the “PEO”) for purposes of calculating the amounts in each applicable year. Messrs. Lampen, Kirkland, Durkin and Ballard are the non-PEO NEOs included for purposes of calculating the average amounts in 2022 and Messrs. Lampen, Kirkland, Durkin and Bell are the non-PEO NEOs included for purposes of calculating the average amounts in 2021. The amounts reported for the 2021 fiscal year include compensation that was paid by Vector Group prior to the distribution of the Company, as described in the Summary Compensation Table and notes thereto.
Peer Group Issuers, Footnote [Text Block]	The amounts disclosed represent the value of an investment of $100 in a performance group index at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return applied to each investment period is calculated using a performance group index that represents the weighted performance group index TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The performance group index used for this purpose, which is the performance group index used in our Stock Performance Graph on Form 10-K for the year ended December 31, 2022 and is described in the CD&A, consists of the following companies: Colliers International Group (TSX: CIGI), eXp World Holdings, Inc. (Nasdaq: EXPI), Marcus & Millichap, Inc. (NYSE: MMI), Opendoor Technologies Inc. (Nasdaq: OPEN), Anywhere Real Estate Inc. (NYSE: HOUS), Walker & Dunlop, Inc. (NYSE: WD), Compass, Inc. (NYSE: COMP), LendingTree, Inc. (Nasdaq: TREE), Newmark Group, Inc. (Nasdaq: NMRK), Radian Group Inc. (NYSE: RDN), Zillow Group, Inc. (Nasdaq: ZG), loanDepot, Inc. (NYSE: LDI), Stewart Information Services Corporation (NYSE: STC), Redfin Corporation (Nasdaq: RFIN), Offerpad Solutions Inc. (NYSE: OPAD), Doma Holdings Inc. (NYSE: DOMA) and RE/MAX Holdings, Inc. (NYSE: RMAX).
PEO Total Compensation Amount	$ 4,117,991	$ 32,246,658
PEO Actually Paid Compensation Amount	$ (4,960,134)	22,384,305
Adjustment To PEO Compensation, Footnote [Text Block]	A reconciliation of Summary Compensation Table Total from the Summary Compensation Table to compensation actually paid to our PEO and our other NEOs (as an average) is shown below:

	2022		2021
Adjustments:	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total as reported in Summary Compensation Table (“SCT”)	$4,117,991	$834,842	$32,246,658	$4,957,820
Adjustments: Additions (Subtraction)
Stock awards amounts as reported in SCT	—	—	(21,530,000)	(3,480,900)
Stock option awards amounts as reported in SCT	—	—	—	—
Change for "Service Cost" for Pension Plan (a)	—	—	—	28,874
Change for "Other Cost" for Pension Plan(a)	—	—	(2,707,353)	(99,594)
Fair value at year end of awards granted during the covered fiscal year that remain outstanding and unvested (b)	—	—	14,375,000	2,371,875
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end (b)	(6,965,625)	(1,149,328)	—	—
Fair value as of vesting date for awards granted and vested in the same year.(b)	—	—	—	—
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding that vested in the year (b)	(2,362,500)	(389,812)	—	—
Value of dividends or the earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	250,000	41,250	—	—
Value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—
Compensation Actually Paid (as calculated)	$(4,960,134)	$(663,048)	$22,384,305	$3,778,075
a.Amounts for change in “service cost” and “other cost” of pension plan in 2021 relate to the Vector Group Ltd. Supplemental Retirement Plan, which Messrs. Lorber, Lampen and Kirkland participate. The Company does not sponsor a defined benefit pension plan and, therefore, there are no amounts for 2022.
b.The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company's financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 834,842	4,957,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ (663,048)	3,778,075
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	A reconciliation of Summary Compensation Table Total from the Summary Compensation Table to compensation actually paid to our PEO and our other NEOs (as an average) is shown below:

	2022		2021
Adjustments:	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total as reported in Summary Compensation Table (“SCT”)	$4,117,991	$834,842	$32,246,658	$4,957,820
Adjustments: Additions (Subtraction)
Stock awards amounts as reported in SCT	—	—	(21,530,000)	(3,480,900)
Stock option awards amounts as reported in SCT	—	—	—	—
Change for "Service Cost" for Pension Plan (a)	—	—	—	28,874
Change for "Other Cost" for Pension Plan(a)	—	—	(2,707,353)	(99,594)
Fair value at year end of awards granted during the covered fiscal year that remain outstanding and unvested (b)	—	—	14,375,000	2,371,875
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end (b)	(6,965,625)	(1,149,328)	—	—
Fair value as of vesting date for awards granted and vested in the same year.(b)	—	—	—	—
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding that vested in the year (b)	(2,362,500)	(389,812)	—	—
Value of dividends or the earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	250,000	41,250	—	—
Value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	—	—	—	—
Compensation Actually Paid (as calculated)	$(4,960,134)	$(663,048)	$22,384,305	$3,778,075
a.Amounts for change in “service cost” and “other cost” of pension plan in 2021 relate to the Vector Group Ltd. Supplemental Retirement Plan, which Messrs. Lorber, Lampen and Kirkland participate. The Company does not sponsor a defined benefit pension plan and, therefore, there are no amounts for 2022.
b.The fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company's financial statements.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Total Shareholder Return. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in 2022 and 2021 in relation to our TSR, as well as our TSR compared to our performance group TSR over the same period. In 2022 and 2021 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2022 compensation actually paid was negative, which aligned with the decline in our TSR.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Company Net Income. The chart below illustrates for 2022 and 2021 the compensation actually paid to our PEO and non‐PEO NEOs in relation to Company net income. In 2022 and 2021 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2022 compensation actually paid was negative, which aligned with the decline in our net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Company Adjusted EBITDA. The chart below illustrates for 2022 and 2021 the compensation actually paid to our PEO and non‐PEO NEOs in relation to our Adjusted EBITDA. In 2022 and 2021 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2022 compensation actually paid was negative, which aligned with the decline in Adjusted EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Total Shareholder Return. The chart below illustrates the compensation actually paid to our PEO and non‐PEO NEOs in 2022 and 2021 in relation to our TSR, as well as our TSR compared to our performance group TSR over the same period. In 2022 and 2021 compensation actually paid was lower than Summary Compensation Table pay for both our PEO and non‐PEO NEOs. In 2022 compensation actually paid was negative, which aligned with the decline in our TSR.
Total Shareholder Return Amount	$ 34.98	94.81
Peer Group Total Shareholder Return Amount	41.23	100
Net Income (Loss)	$ (5,622,000)	$ 98,838,000
Company Selected Measure Amount	34,542,000	110,699,000
PEO Name	Mr. Lorber
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The compensation and human capital committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to unvested restricted stock and unexercised stock options.The amounts disclosed represent the value of an investment of $100 in Common Stock at the end of each period presented assuming the investment was made at the beginning of each period presented. The total shareholder return used to determine these values was calculated by dividing the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period. For 2021, the amount disclosed assumes that $100 was invested as of December 30, 2021, which is the first day our Common Stock began trading on the NYSE.
While we utilize several performance measures to align executive compensation with performance, not all incentive measures are presented in the pay versus performance table above. We generally seek to incentivize long‐term performance and therefore do not specifically align performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S‐K) for a particular year.
We provide information below about the relationship between the compensation actually paid to our PEO and Non‐PEO NEOs for 2022 and 2021 as shown in the pay versus performance table above and:
•our cumulative TSR;
•our net income; and
•our Adjusted EBITDA.
Unranked List of the Company’s Most Important Financial Performance Measures
A summary of the most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company's NEOs for the most recently completed fiscal year to the Company's performance are:
•Adjusted EBITDA;
•GTV;
•Expansion; and
•Dividends.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Our company selected measure is Adjusted EBITDA. We believe this measure represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and our non-PEO NEOs for fiscal 2022 to our performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	GTV
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Expansion
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Dividends
PEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (21,530,000)
PEO [Member] | Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pension Adjustments, Other Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,707,353)
PEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	14,375,000
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,965,625)	0
PEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,362,500)	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	250,000	0
PEO [Member] | Equity Awards, Value of Forfeited Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Stock Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,480,900)
Non-PEO NEO [Member] | Option Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	28,874
Non-PEO NEO [Member] | Pension Adjustments, Other Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(99,594)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,371,875
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,149,328)	0
Non-PEO NEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(389,812)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,250	0
Non-PEO NEO [Member] | Equity Awards, Value of Forfeited Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0